Convertible Preferred Stock	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Convertible Preferred Stock

5. Convertible Preferred Stock

Authorized capital stock includes 56,347,420 shares of convertible preferred stock and 10,000,000 shares of preferred stock at December 31, 2016 and 2017, respectively.

Series C Convertible Preferred Stock

In January 2015, the Company issued 183,333 shares of Series C convertible preferred stock (“Series C Preferred”) at $1.50 per share for aggregate proceeds of $275,000.

Between March and May 2015, the Company issued 6,000,000 shares of Series C Preferred at $1.50 per share for aggregate proceeds of $9,000,000.

Series D Convertible Preferred Stock

In December 2015, the Company issued 14,384,938 shares of Series D convertible preferred stock (“Series D Preferred”) at $2.234 per share for aggregate proceeds of $32,135,951, less issuance costs of $85,306.

In January 2016, the Company issued 6,714,413 shares of Series D convertible preferred stock at $2.234 per share for aggregate proceeds of $15,000,000, less issuance costs of $136,980.

Series E Convertible Preferred Stock

In August 2017, the Company issued 7,792,035 shares of Series E convertible preferred stock at $2.571 per share for aggregate proceeds of $20,033,322, less issuance costs of $285,475.

Upon closing of the Company’s IPO on November 13, 2017, all shares of convertible preferred stock converted into shares of common stock.